LEASE	12 Months Ended
Aug. 31, 2025
Lease liabilities [abstract]
LEASE [Text Block]

7. LEASE

The Company recognizes lease liabilities and a right of use asset in relation to leases.  The right to use asset is recorded in Property, equipment and other and is in relation to an office lease.  The office lease was extended for five years during 2023.  Lease payments due for leases with terms less than one year total $23 (2024 - $23).

The following table summarizes the Company's lease liabilities:

As at	August 31, 2025	August 31, 2024

Balance, beginning of year	$318	$365
Accretion of interest	33	40
Payments	(87)	(88)
Foreign Exchange	(6)	1
Total	$258	$318

Current (included in Accounts Payable)	56	55
Non-current	202	263
Total	258	318